Document and Entity Information (USD $)	3 Months Ended
	Mar. 31, 2013	May 10, 2013	Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	IMAGEWARE SYSTEMS INC
Entity Central Index Key	0000941685
Document Type	POS AM
Document Period End Date	Mar. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 35,575,000
Entity Common Stock, Shares Outstanding		78,023,384
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2013